UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley Cymbol
Title: Chief Financial Officer
Phone: 646-563-7620

Signature, Place, and Date of Signing:
Bradley Cymbol  New York, NY  August 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:28
Form 13F Information Table Value Total:  $ 271,729


						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BANCORP INC	COM	05969A105	 23,141 	2453945	SH		SOLE		2453945
BANNER CORPORATION	COM	06652V109	 25,102 	1145678	SH		SOLE		1145678
CAPITAL CITY BANK GROUP INC	COM	139674105	 1,160 	157365	SH		SOLE		157365
CITIZENS REPUBLIC BANCORP INC	COM	174420109	 23,280 	1359025	SH		SOLE		1359025
COBIZ FINANCIAL INC	COM	190897108	 4,256 	679925	SH		SOLE		679925
COMPUCREDIT CORP	COM	20478T107	 4,598 	1270031	SH		SOLE		1270031
EVERBANK FINANCIAL CORP	COM	29977G102	 217 	20000	SH		SOLE		20000
FIRST ACCEPTANCE CORP	COM	318457108	 158 	117652	SH		SOLE		117652
FIRST UNITED CORP	COM	33741H107	 161 	37384	SH		SOLE		37384
JPMORGAN CHASE & CO	COM	46625H100	 391 	10940	SH		SOLE		10940
MERCANTILE BANK CORP	COM	587376104	 7,738 	419422	SH		SOLE		419422
MERITAGE HOMES CORP	COM	59001A10	 763 	22475	SH		SOLE		22475
NEWBRIDGE BANCORP ORD	COM	65080T102	 154 	35142	SH		SOLE		35142
NEWSTAR FINANCIAL INC	COM	65251F105	 48,044 	3707119	SH		SOLE		3707119
OCWEN FINANCIAL CORP	COM	675746309	 299 	15941	SH		SOLE		15941
PRIMUS GUARANTY LTD	COM	G72457107	 36,123 	4816356	SH		SOLE		4816356
SEACOAST BANKING CORP INC	COM	811707306	 3,125 	2097086	SH		SOLE		2097086
STERLING FINANCIAL CORP	COM	859319105	 1,049 	55548	SH		SOLE		55548
SUFFOLK BANKCORP ORD	COM	864739107	 1,479 	114000	SH		SOLE		114000
SUN BANCORP INC	COM	86663B102	 6,533 	2437718	SH		SOLE		2437718
SYNOVUS FINANCIAL CORP	COM	87161C105	 29,214 	14754744	SH		SOLE		14754744
TAYLOR CAPITAL GROUP INC	COM	876851106	 33,840 	2064684	SH		SOLE		2064684
TREE COM INC	COM	894675107	 5,476 	478701	SH		SOLE		478701
UNITED COMMUNITY BANKS GA	COM	90984P303	 3,094 	361016	SH		SOLE		361016
AMERICAN INTL GROUP INC WARRANTS	*W EXP 01/19/202	026874156	 515 	50000	SH		SOLE		50000
BANK OF AMERICA CORP A WARRANTS	*W EXP 01/16/201	060505146	 9,126 	2585200	SH		SOLE		2585200
BANK OF AMERICA CORP B WARRANTS	*W EXP 10/28/201	060505153	 569 	711000	SH		SOLE		711000
ZIONS BANCORPORATION WARRANTS	*W EXP 05/22/202	989701115	 2,124 	720000	SH		SOLE		720000